T. Rowe Price Prime Reserve Fund, Inc.

 Supplement to prospectus dated October 1, 2001
--------------------------------------------------------------------------------
   Effective immediately, the Portfolio Management paragraph on page 18 of the prospectus is replaced with the following:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   James M. McDonald, Chairman, Steven G. Brooks, Brian E. Burns, Alan D. Levenson, Joseph K. Lynagh, Joan R. Potee, and Edward A. Wiese. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. McDonald was elected chairman of the fund's committee in 2002. He joined
   T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979.
--------------------------------------------------------------------------------
 The date of this supplement is June 15, 2002.
--------------------------------------------------------------------------------

 F44-041   6/15/02

T. Rowe Price Prime Reserve Fund - PLUS Class

 Supplement to prospectus dated October 1, 2001
--------------------------------------------------------------------------------
   Effective immediately, the Portfolio Management paragraph on page 13 of the prospectus is replaced with the following:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   James M. McDonald, Chairman, Steven G. Brooks, Brian E. Burns, Alan D. Levenson, Joseph K. Lynagh, Joan R. Potee, and Edward A. Wiese. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. McDonald was elected chairman of the fund's committee in 2002. He joined
   T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979.
--------------------------------------------------------------------------------
 The date of this supplement is June 15, 2002.
--------------------------------------------------------------------------------

 F25-041   6/15/02

T. Rowe Price Summit Funds, Inc.
   T. Rowe Price Summit Cash Reserves Fund


 Supplement to prospectus dated March 1, 2002
--------------------------------------------------------------------------------
   Effective immediately, the Portfolio Management paragraph on page 21 of the prospectus is replaced with the following:

   Portfolio Management
  . Cash Reserves Fund  James M. McDonald, Chairman, Steven G. Brooks, Brian E.
   Burns, Alan D. Levenson, Joseph K. Lynagh, Joan R. Potee, and Edward A. Wiese. Mr. McDonald was elected chairman of the fund's committee in 2002. He joined T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979.
--------------------------------------------------------------------------------
 The date of this supplement is June 15, 2002.
--------------------------------------------------------------------------------

 C09-041   6/15/02

T. Rowe Price Summit Income Funds Annual Report
April 30, 2002

Change in Summit Cash Reserves Fund Management
James M. McDonald, a longtime member of the fund's
 Investment Advisory Committee, has become its chairman.
 Mr. McDonald joined T. Rowe Price in 1976 as a financial statistician and has been managing investments for the firm since 1979. As chairman, he succeeds Edward A. Wiese, who remains president of the Summit Income Funds and a member of the fund's Investment Advisory Committee.

This supplements the Summit Income Funds prospectus dated March 1, 2002.

T. Rowe Price U.S. Treasury Funds, Inc.
   U.S. Treasury Money Fund


 Supplement to prospectus dated October 1, 2001
--------------------------------------------------------------------------------
   Effective immediately, the Portfolio Management paragraph on page 20 of the prospectus is replaced with the following:

   Portfolio Management
  . Money Fund  James M. McDonald, Chairman, Steven G. Brooks, Brian E. Burns,
   Alan D. Levenson, Joseph K. Lynagh,
   Joan R. Potee, and Edward A. Wiese. Mr. McDonald was elected chairman of the fund's committee in 2002. He joined T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979.
--------------------------------------------------------------------------------
 The date of this supplement is June 15, 2002.
--------------------------------------------------------------------------------

 C07-041   6/15/02